1
Portfolio of Investments September 30,2024
NURE
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES   DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.2%
APARTMENTS - 46.1%
67,057 American Homes 4 Rent, Class A $ 2,574,318
56,544 (a) Apartment Investment and Management Co, Class A 511,158
11,694 AvalonBay Communities Inc 2,634,073
21,946 Camden Property Trust 2,710,989
6,640 Centerspace 467,921
35,045 Equity Residential 2,609,451
8,723 Essex Property Trust Inc 2,576,949
97,531 Independence Realty Trust Inc 1,999,386
74,694 Invitation Homes Inc 2,633,710
16,327 Mid-America Apartment Communities Inc 2,594,360
9,592 NexPoint Residential Trust Inc 422,144
58,482 UDR Inc 2,651,574
35,056 Veris Residential Inc 626,100
TOTAL APARTMENTS 25,012,133
DIVERSIFIED - 2.3%
38,198 Elme Communities 671,903
29,688 UMH Properties Inc 583,963
TOTAL DIVERSIFIED 1,255,866
HOTELS - 23.6%
97,172 Apple Hospitality REIT Inc 1,443,004
21,219 Chatham Lodging Trust 180,786
89,953 DiamondRock Hospitality Co 785,290
159,868 Host Hotels & Resorts Inc 2,813,677
90,673 Park Hotels & Resorts Inc 1,278,489
52,301 Pebblebrook Hotel Trust 691,942
66,571 RLJ Lodging Trust 611,122
25,998 Ryman Hospitality Properties Inc 2,788,026
71,999 Service Properties Trust 328,315
47,020 Summit Hotel Properties Inc 322,557
88,254 Sunstone Hotel Investors Inc 910,781
44,254 Xenia Hotels & Resorts Inc 653,632
TOTAL HOTELS 12,807,621
MANUFACTURED HOMES - 9.4%
35,930 Equity LifeStyle Properties Inc 2,563,246
18,974 Sun Communities Inc 2,564,336
TOTAL MANUFACTURED HOMES 5,127,582
SELF-STORAGE - 17.8%
50,450 CubeSmart 2,715,724
15,277 Extra Space Storage Inc 2,752,763
30,325 National Storage Affiliates Trust 1,461,665
7,482 Public Storage 2,722,475
TOTAL SELF-STORAGE 9,652,627
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $59,831,493) 53,855,829
TOTAL LONG-TERM INVESTMENTS
(Cost $59,831,493) 53,855,829
OTHER ASSETS & LIABILITIES, NET - 0.8% 418,764
NET ASSETS - 100% $ 54,274,593

Portfolio of Investments September 30,2024
(continued)
NURE
2
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 53,855,829 $ – $ – $ 53,855,829
Total
$ 53,855,829 $ – $ – $ 53,855,829
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust